Equity Incentive Plan - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	2,002,531
Share-based Compensation | $	$ 12,153	$ 7,317	$ 8,956
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		0	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $	13,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $	$ 10,300
Share based compensation installments	3
Restricted Stock [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which share-based compensation is recognized		3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which share-based compensation is recognized		4 years
After tenth anniversary of plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares	0